Note 19 - Comparative Balances	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of reclassifications or changes in presentation [text block]
19.	Comparative balances:

The interim financial statements have been reclassified, where applicable, to conform with the financial statement presentation used in the current period. Cash flows related to the Bank’s investments in securities were reflected in operating activities in the comparative period and are now reflected as investing activities, consistent with the presentation and disclosure in the Bank’s annual audited financial statements for the year ended October 31, 2023. The change did not affect the Bank’s comparative period earnings.